Contract Assets	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract Assets

4. Contract Assets

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of March 31:

	As of March 31,
	2024	2023
	USD	USD

Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	5,960,812	2,453,088
Retainage included in contract assets due to being conditional on something other than solely passage of time	977,931	793,481
Less: allowance for credit loss	(99,646)	(25,021)
Contract assets, net	6,839,097	3,221,548

Contract assets, current	6,098,497	3,150,729
Contract assets, non-current	740,600	70,819

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	2,453,088	389,927
Increase as a result of total work completed during the period	27,572,692	21,868,220
Decrease as a result of total amount billed out	(24,064,968)	(19,805,059)
Balance at end of the year	5,960,812	2,453,088

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2024	2023
	USD	USD

Balance at beginning of the year	793,481	390,214
Increase as a result of changes in progress of ongoing projects	431,521	476,030
Reclassified to accounts receivable as payment becomes unconditional	(247,071)	(72,763)
Balance at end of the year	977,931	793,481